March 20,  2009

VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.  20549

Re: Initial Registration Statement on Form N-4 for Symetra Separate Account C File No. 811-08052: Symetra Retirement Passport Group Variable Annuity

Commissioners:

On behalf of Symetra Life Insurance Company ("Symetra Life") and the Symetra Separate Account C ("Separate Account"), we are electronically transmitting for filing under the Securities Act of 1933 ("Securities Act") an initial registration statement on Form N-4 ("Registration Statement") to register a group flexible premium deferred variable annuity contract ("Symetra Retirement Passport Group Variable Annuity Contract" or "New Contract") under the Securities Act. The Symetra Retirement Passport Group Variable Annuity Contract will be issued through the Separate Account. The Separate Account has previously registered as a unit investment trust under the Investment Company Act of 1940 in connection with other variable annuity contracts (File No. 811-8052).

The Registration Statement does not include financial statements. These items, along with certain additional updating information and any exhibits not included with this filing, will be filed in a pre-effective amendment to the Registration Statement.

In connection with the above referenced filing and subsequent comments made by the Commission, Symetra Life Insurance Company on behalf of Symetra Separate Account C acknowledges that:

	-	The Separate Account is responsible for the adequacy and
		accuracy of the disclosures in the filings;
	-	The Staff's comments or suggested changes to the disclosure in
		response to staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and
	-	The Separate Account may not assert staff comments as a defense
		in any proceeding initiated by the Commission under the federal securities laws of the United States.

Thank you for your attention to this matter. Please direct any questions or comments regarding the Registration Statement to the undersigned at 425-256-5026 (or by e-mail to Jacquie.Veneziani@symetra.com or fax to 425-256-6080).

Very Truly Yours,

/s/Jacqueline M. Veneziani

Jacqueline M. Veneziani
Senior Counsel